Investments in airport concessions - Carrying value and changes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		$ 10,229,656	$ 9,267,111
Investment in concessions at end of period	$ 570,703	11,680,684	10,229,656	$ 9,267,111
Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		13,171,787	11,917,919	10,963,084
Increase		1,788,903	1,253,868	954,835
Investment in concessions at end of period		14,960,690	13,171,787	11,917,919
Depreciation
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		(2,942,131)	(2,650,807)	(2,396,427)
Increase		(337,875)	(291,323)	(254,380)
Investment in concessions at end of period		(3,280,006)	(2,942,131)	(2,650,807)
Airport concessions
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		10,229,656	9,267,111
Investment in concessions at end of period		11,680,684	10,229,656	9,267,111
Airport concessions | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		605,643	605,643
Investment in concessions at end of period		605,643	605,643	605,643
Rights to use airport facilities | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		3,356,762	3,356,762
Investment in concessions at end of period		3,356,762	3,356,762	3,356,762
Improvements to concessioned assets | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		8,594,136	7,331,450
Investment in concessions at end of period		9,694,492	8,594,136	7,331,450
Improvements to concessioned assets in progress | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		615,246	624,063
Investment in concessions at end of period		$ 1,303,793	$ 615,246	$ 624,063